CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,370,461	$ 155,271	$ 585
Due from Global EGD Development, Inc.	284,461	0
Advances to related parties	37,683	0
Accounts receivable	0	51,256	0
Inventories	0	3,426	52,496
Deferred financing costs	8,489	0
Prepaid and other	2,850	10,277	4,232
Total current assets	2,703,944	220,230	57,313
Property and equipment, net	0	6,059	12,169
Other assets	252,250	0
Total assets	2,956,194	226,289	69,482
Current liabilities:
Accounts payable	179,707	505,602	694,003
Accrued expenses and deposits	113,442	526,238	324,522
Accrued compensation	297,434	1,996,559	1,712,724
Notes payable	1,000,000	1,100,000	1,650,000
Acquisition note payable - Powerdyne	75,000	0
Advances from related parties	106,372	157,203	159,074
Total current liabilities	1,771,955	4,285,602	4,540,323
Total liabilities	1,771,955	4,285,602	4,540,323
Shareholders' equity (deficit)
Preferred stock, $0.001 par value: 20,000,000 shares authorized and no shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	0	0	0
Common stock, $0.001 par value: 150,000,000 shares authorized, 47,533,029 and 37,763,410 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	47,533	37,763	38,019
Additional paid-in capital	5,959,309	435,040	213,876
Accumulated deficit	(4,822,603)	(4,532,116)	(4,722,736)
Total shareholders' equity (deficit)	1,184,239	(4,059,313)	(4,470,841)
Total liabilities and shareholders' equity (deficit)	$ 2,956,194	$ 226,289	$ 69,482